Salaries and Related Charges	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Salaries and Related Charges
17.	Salaries and Related Charges

	12/31/2018	12/31/2017
Provisions on salaries	186,200	179,120
Profit sharing, bonus and premium	147,170	125,006
Social charges	67,043	64,524
Others	27,779	19,468

	428,192	388,118